Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-based compensation

ADBV Long-Term Incentive Plan

During 2008, the Company implemented a long-term incentive plan to reward employees for increases in the fair value of the Company’s stock subsequent to the date of grant. In accordance with this plan, in fiscal years 2008, 2009 and 2010 the Company granted units (called “CADs”) to certain employees, pursuant to which the employees are entitled to receive, when vested, a cash payment equal to the appreciation in fair value over the base value. The awards vest over a requisite service period of five years as follows: 40% at the second anniversary of the date of grant and 20% at each of the following three years. The exercise right is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs the two months after the fifth anniversary of the date of grant. Exercisable outstanding awards at the date of termination are automatically settled by the Company. In April 2014, the Company communicated to its employees the three year's expiration extension of ADBV Long-Term Incentive Plan outstanding units exercise right, without any change in the vesting period. Upon this resolution, units for which its exercise right was originally scheduled to expire in May, 2014 will expire in May, 2017, and units for which its exercise right was originally scheduled to expire in May, 2015 will expire in May, 2018. The employees affected by this resolution were 84. The total incremental compensation cost resulting from the modification as of December 31, 2014, amounts to $149, which has been recorded under “General and administrative expenses”.

The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability is remeasured at the end of each reporting period until settlement.

The following variables and assumptions have been used by the Company for purposes of measuring its liability awards at December 31, 2014 and 2013:

	2014	2013
Current share price (i)	5.41	12.12
Weighted-average base value of outstanding units	6.77	6.76
Expected volatility (ii)	40.4%	32.3%
Dividend yield	4.4%	2.0%
Risk-free interest rate	0.5%	0.1%
Expected term	1.58	0.95

(i)	Equal to the quoted market price per share at the end of the year.

(ii)	Based on implied volatility of the Company’s class A shares.

The following table summarizes the activity under the plan for fiscal years 2014, 2013 and 2012:

ADBV Long-Term Incentive Plan (continued)

	Units	Weighted-average base value	Weighted-average fair value
Outstanding at December 31, 2011	2,923,582	5.82	14.44
Exercised (i)	(696,067)	4.61
Forfeited	(98,294)	5.62
Outstanding at December 31, 2012	2,129,221	6.22	5.79
Exercised (ii)	(1,022,347)	5.69
Forfeited	(88,568)	6.32
Outstanding at December 31, 2013	1,018,306	6.76	5.23
Exercised (iii)	(119,464)	6.79
Forfeited	(25,304)	6.25
Outstanding at December 31, 2014	873,538	6.77	0.93
Exercisable at December 31, 2014	664,392	7.15	0.75

(i)	The total amount paid for these exercises was $5,811.

(ii)	The total amount paid for these exercises was $7,857.

(iii)	The total amount paid for these exercises was $344.

The following table provides a summary of the plan at December 31, 2014:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	664,392	209,146	873,538
Weighted-average fair market value per unit	0.75	1.53	0.93
Total fair value of the plan	497	319	816
Weighted-average accumulated percentage of service	100	96.71	98.72
Accrued liability (iii)	497	309	806
Compensation expense not yet recognized (iv)	—	10	10

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest in March 2015.

(iii)	The total accrued liability of $806 related to outstanding units is presented within “Accrued payroll and other liabilities” in the Company’s current liabilities balance sheet.

(iv)	Expected to be recognized in a weighted-average period of 2 months.

Compensation expense is included within “General and administrative expenses” in the consolidated statement of income. As discussed in Note 12, on August 13, 2012, the Company entered into a total equity return swap agreement to minimize earnings volatility related to these awards. The adjustments to the value of the swap tend to minimize the adjustments to the carrying value of the ADBV Long-Term Incentive Plan liability derived from changes in the Company’s stock price, which are also recorded in “General and administrative expenses”. As a result, there is a reduction of the impact on the Company’s consolidated statement of income as from the effective date of the agreement.

Not including the impact of the total equity return swap agreement, compensation expense (benefit) for the fiscal years 2014, 2013 and 2012 amounted to $(3,772), $1,875 and $(15,746), respectively.

The Company recognized $905, $334 and $4,424 of related income tax expense (benefit) during fiscal years 2014, 2013 and 2012, respectively.
2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This plan replaces the ADBV Long-Term Incentive Plan discussed above, although the awards that have already been granted will remain outstanding until their respective termination dates. Like the ADBV Long-Term Incentive Plan, the 2011 Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering.

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering. Both types of special awards vest as follows: 1/3 on each of the second, third and fourth anniversaries of the grant date. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years 2011, 2012, 2013 and 2014.  Both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the date of grant.

The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date. The following variables and assumptions have been used by the Company for purposes of measuring its stock options awards at each grant date (on the second quarter of each year):

	2014	2013	2012
Grant-date stock price (i)	8.58	14.31	14.35
Weighted-average strike price	8.58	14.31	14.35
Expected volatility (ii)	35.5%	38.0%	48.0%
Dividend yield	2.8%	1.7%	1.7%
Risk-free interest rate	1.3%	1.0%	0.8%
Expected term	4.1	5.0	5.0

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii)	Based on implied volatility of the Company’s class A shares.

The resulting value of stock options and restricted share units granted was $491 and $2,723, respectively, during fiscal year 2014; $1,807 and 3,056, respectively, during the fiscal year 2013; $3,051 and $3,030, respectively, during fiscal year 2012.

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense in the amount of $6,163, $5,782 and $12,900 during fiscal years 2014, 2013 and 2012, respectively, of which $2,503, $1,964 and $7,997 relates to the special awards granted in connection with the initial public offering. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

2011 Equity Incentive Plan (continued)

The Company recognized $678, $88 and $2,807 of related income tax benefits during fiscal years 2014, 2013 and 2012, respectively.

Stock Options

The following table summarizes the activity of stock options during fiscal years 2014, 2013 and 2012:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2011	1,879,847	21.20	5.55
2012 annual grant	584,587	14.35	5.22
Outstanding at December 31, 2012	2,464,434	19.58	5.47
2013 annual grant	431,726	14.31	4.19
Forfeitures	(462,272)	19.97	5.41
Outstanding at December 31, 2013	2,433,888	18.57	5.26
2014 annual grant	247,475	8.58	1.98
Forfeitures	(130,528)	18.14	5.27
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Exercisable at December 31, 2014	1,104,516	19.99	5.48

The following table provides a summary of outstanding stock options at December 31, 2014:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	1,104,516	1,446,319	2,550,835
Weighted-average grant-date fair market value per unit	5.48	4.52	4.94
Total grant-date fair value	6,057	6,538	12,595
Weighted-average accumulated percentage of service	100.0	71.4	85.2
Stock-based compensation recognized in Additional paid-in capital	6,057	4,670	10,727
Compensation expense not yet recognized (iii)	—	1,868	1,868

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest between fiscal years 2015 and 2019.

(iii)	Expected to be recognized in a weighted-average period of 2.9 years.

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2014, 2013 and 2012:

2011 Equity Incentive Plan (continued)

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2011	1,013,592	21.20
2012 annual grant	211,169	14.35
Outstanding at December 31, 2012	1,224,761	20.02
2013 annual grant	213,600	14.31
Partial vesting of 2011 grants (i)	(338,014)	21.20
Forfeitures	(158,279)	19.70
Outstanding at December 31, 2013	942,068	18.36
2014 annual grant	317,351	8.58
Partial vesting of 2011 grants (ii)	(274,314)	21.20
Partial vesting of 2012 grants (iii)	(74,303)	14.35
Forfeitures	(47,947)	15.11
Outstanding at December 31, 2014	862,855	14.38
Exercisable at December 31, 2014	—	—

(i)
The Company issued 338,014 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $7,166 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

(ii)
The Company issued 274,314 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $5,815 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

(iii)
The Company issued 74,303 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $1,066 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

The following table provides a summary of outstanding restricted share units at December 31, 2014:

Number of units outstanding (i)	862,855
Weighted-average grant-date fair market value per unit	14.38
Total grant-date fair value	12,409
Weighted-average accumulated percentage of service	66.7%
Stock-based compensation recognized in Additional paid-in capital	8,273
Compensation expense not yet recognized (ii)	4,136

(i)	Related to awards that will vest between fiscal years 2015 and 2019.

(ii)	Expected to be recognized in a weighted-average period of 3.4 years.